                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

              Report of the Calendar Quarter Ending Dec. 31, 2012

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.         S.E.C. File Number 28-6694
-----------------------         --------------------------

Business Address:

45 Milk Street       Boston          MA              02109
-------------------  --------------  --------------  -----
Street               City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617) 338-0700
---------------------------------           --------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February 2013.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By:  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    137
Form 13F Information Table Value Total:    280,041 thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number          Name
---        --------------------          ----

Appleton Partners, Inc.
13F SEC APPRAISAL
31-Dec-12

                                                                             Investment  Discretion    Voting  Authority
                                   Security                Market            Sole        Shared  Other Sole    Shared     None
Security                           Type          Cusip     Value    Quantity (A)         (B)     (C)   (A)     (B)        (C)
---------------------------------  ------------- --------- -------- -------- ----------  ------  ----- ------  ---------  ----
?
                                0
3-D SYS CORP DEL COM NEW           COMMON STOCK  88554D205   338772    6350      X                       X
3M CO COM                          COMMON STOCK  88579Y101   602225    6486      X                       X
ABBOTT LABS COM                    COMMON STOCK  002824100  1925896   29403      X                       X
ACCENTURE PLC                      COMMON STOCK  G1151C101   400330    6020      X                       X
AEGION CORP COM                    COMMON STOCK  00770F104   205169    9246      X                       X
AFLAC INC COM                      COMMON STOCK  001055102   456566    8595      X                       X
AGRIUM INC COM                     COMMON STOCK  008916108  3447561   34520      X                       X
AKAMAI TECHNOLOGIES COM            COMMON STOCK  00971T101   613895   15006      X                       X
ALTRIA GROUP INC COM               COMMON STOCK  02209S103   216024    6871      X                       X
AMERICAN TOWER CORPORATION NEW     COMMON STOCK  03027X100  6022733   77944      X                       X
AMGEN INC COM                      COMMON STOCK  031162100   210759    2445      X                       X
AMPHENOL CORP NEW CL A             COMMON STOCK  032095101  1101323   17022      X                       X
ANSYS INC COM                      COMMON STOCK  03662Q105  4411780   65515      X                       X
APACHE CORP COM                    COMMON STOCK  037411105   286682    3652      X                       X
APPLE INC.                         COMMON STOCK  037833100 15869931   29821      X                       X
APPLETON EQUITY GROWTH FUND        MUTUAL FUNDS  038042107  4054661  452529      X                       X
AT&T INC COM                       COMMON STOCK  00206R102  1481892   43960      X                       X
BABCOCK & WILCOX CO COM            COMMON STOCK  05615F102  1134093   43286      X                       X
BAKER HUGHES INC COM               COMMON STOCK  057224107   377310    9237      X                       X
BANK N S HALIFAX COM               COMMON STOCK  064149107  5145416   88898      X                       X
BANK OF AMERICA CORP COM           COMMON STOCK  060505104  1421853  122468      X                       X
BBH FD INC BROAD MKT CL N          MUTUAL FUNDS  05528X802   126625   12175      X                       X
BBH FD INC CORE SELE CL N          MUTUAL FUNDS  05528X604  1281552   73865      X                       X
BERKSHIRE HATHAWAY INC CL A        COMMON STOCK  084670108   402180       3      X                       X
BERKSHIRE HATHAWAY INC CL B NEW    COMMON STOCK  084670702   563764    6285      X                       X
BHP BILLITON LTD SPONSORED ADR     COMMON STOCK  088606108  3721970   47462      X                       X
BOEING CO COM                      COMMON STOCK  097023105   226080    3000      X                       X
BORG WARNER INC COM                COMMON STOCK  099724106  1491343   20823      X                       X
BRISTOL MYERS SQUIBB COM           COMMON STOCK  110122108   690191   21178      X                       X

CAPITAL WORLD GRW&INCM CL F-1          MUTUAL FUNDS 140543406   217848   5867 X                 X
CARLISLE COS INC COM                   COMMON STOCK 142339100   287924   4900 X                 X
CATERPILLAR INC DEL COM                COMMON STOCK 149123101  7260887  81029 X                 X
CELGENE CORP COM                       COMMON STOCK 151020104   298971   3810 X                 X
CERNER CORP COM                        COMMON STOCK 156782104  7399182  95461 X                 X
CHEVRONTEXACO CORP COM                 COMMON STOCK 166764100  1287190  11903 X                 X
CHURCH & DWIGHT INC COM                COMMON STOCK 171340102  2440917  45565 X                 X
CISCO SYS INC COM                      COMMON STOCK 17275R102  1497402  76206 X                 X
COCA COLA CO COM                       COMMON STOCK 191216100  1403962  38730 X                 X
COLGATE PALMOLIVE CO COM               COMMON STOCK 194162103  2305421  22053 X                 X
CONOCOPHILLIPS COM                     COMMON STOCK 20825C104   939902  16208 X                 X
CONSOLIDATED EDISON COM                COMMON STOCK 209115104   748401  13475 X                 X
CONTINENTAL RES INC COM                COMMON STOCK 212015101  1016661  13834 X                 X
CORE LABORATORIES N V COM              COMMON STOCK N22717107  2124112  19432 X                 X
COSTCO WHSL CORP NEW COM               COMMON STOCK 22160K105  4799463  48612 X                 X
CSX CORP COM                           COMMON STOCK 126408103   222416  11273 X                 X
DEERE & CO COM                         COMMON STOCK 244199105   217260   2514 X                 X
DELAWARE GR DELCAP FD SMID CAP GROWTH  MUTUAL FUNDS 245906201   622407  23648 X                 X
DISNEY WALT CO COM DISNEY              COMMON STOCK 254687106   640548  12865 X                 X
DU PONT E I DE NEMOURS COM             COMMON STOCK 263534109  2773329  61659 X                 X
DUNKIN BRANDS GRP INC COM              COMMON STOCK 265504100  2548556  76810 X                 X
E M C CORP MASS COM                    COMMON STOCK 268648102  3185093 125893 X                 X
EATON VANCE MUT FDS TR TX MNG VAL FD   MUTUAL FUNDS 277923629   271067  14918 X                 X
ECOLAB INC COM                         COMMON STOCK 278865100  2905982  40417 X                 X
EDWARDS LIFESCIENCES COM               COMMON STOCK 28176E108  4055847  44980 X                 X
EOG RES INC COM                        COMMON STOCK 26875P101   455137   3768 X                 X
EXPRESS SCRIPTS HOLDING COMPANY        COMMON STOCK 30219G108  4970106  92039 X                 X
EXXON MOBIL CORP COM                   COMMON STOCK 30231G102 10189856 117734 X                 X
FACEBOOK INC CL A                      COMMON STOCK 30303M102   203241   7635 X                 X
FASTENAL CO COM                        COMMON STOCK 311900104   720696  15449 X                 X
FEDERATED EQUITY FDS STRG VAL DV INST  MUTUAL FUNDS 314172560   580583 116349 X                 X
FEDERATED FX INCM SECS STRAT INC INST  MUTUAL FUNDS 31417P841   204912  21730 X                 X
FEDERATED WORLD INVT FED INTLD INST    MUTUAL FUNDS 31428U623   416792  15535 X                 X
FORUM FDS INC JORDAN OPPTY             MUTUAL FUNDS 742935182   650589  49588 X                 X
FREEPORT-MCMORAN COP&G CL B            COMMON STOCK 35671D857   665669  19464 X                 X
GENERAC HLDGS INC COM                  COMMON STOCK 368736104  1817058  52960 X                 X
GENERAL ELEC CO COM                    COMMON STOCK 369604103  4063706 193602 X                 X
GOLDMAN SACHS GROUP COM                COMMON STOCK 38141G104  3923363  30757 X                 X
GOOGLE INC CL A                        COMMON STOCK 38259P508  2766563   3911 X                 X
GRAINGER W W INC COM                   COMMON STOCK 384802104   881524   4356 X                 X

HARTFORD MUT FDS INC DIV & GWT CL I         MUTUAL FUNDS 416649606  234644  11424 X                 X
HEARTLAND GROUP INC VAL PLUS INSTL          MUTUAL FUNDS 422352849 1357215  45790 X                 X
HEINZ H J CO COM                            COMMON STOCK 423074103  979810  16987 X                 X
HOME DEPOT INC COM                          COMMON STOCK 437076102 4497856  72722 X                 X
ILLINOIS TOOL WKS INC COM                   COMMON STOCK 452308109  291341   4791 X                 X
INTEL CORP COM                              COMMON STOCK 458140100 1026855  49799 X                 X
INTERNATIONAL BUS MACH COM                  COMMON STOCK 459200101 7934959  41425 X                 X
ISHARES TR NASDQ BIO INDX                   COMMON STOCK 464287556  564660   4115 X                 X
J P MORGAN CHASE & CO COM                   COMMON STOCK 46625H100 6348654 144389 X                 X
JOHNSON & JOHNSON COM                       COMMON STOCK 478160104 4967566  70864 X                 X
KELLOGG CO COM                              COMMON STOCK 487836108  211671   3790 X                 X
KRAFT FOODS GROUP INC COM                   COMMON STOCK 50076Q106 2612206  57449 X                 X
LEGG MASON PTNRS EQTY CBA EETY BUILD I      MUTUAL FUNDS 52469H594  466876  30980 X                 X
LINKEDIN CORP COM CL A                      COMMON STOCK 53578A108  436316   3800 X                 X
LOCKHEED MARTIN CORP COM                    COMMON STOCK 539830109  209037   2265 X                 X
LOWES COS INC COM                           COMMON STOCK 548661107  309734   8720 X                 X
MANAGERS AMG FDS YACKTMAN FOC SVC           MUTUAL FUNDS 561709445  997279  48600 X                 X
MANNING & NAPIER FD WORLD OPPTYS A          MUTUAL FUNDS 563821545  155971  20125 X                 X
MCDONALDS CORP COM                          COMMON STOCK 580135101 8467366  95991 X                 X
MERCK & CO INC NEW COM                      COMMON STOCK 58933Y105  597847  14603 X                 X
MFS SER TR X INTL DIVERS I                  MUTUAL FUNDS 55273G298  903607  63234 X                 X
MICROSOFT CORP COM                          COMMON STOCK 594918104 1809128  67733 X                 X
MONDELEZ INTL INC CL A                      COMMON STOCK 609207105 4117641 161773 X                 X
NATIONAL OILWELL VARCO COM                  COMMON STOCK 637071101  951090  13915 X                 X
NOVARTIS A G SPONSORED ADR                  COMMON STOCK 66987V109  270924   4280 X                 X
PEOPLES S&P MIDCAP INDEX FD DREYFS MCP IDX  MUTUAL FUNDS 712223106  750340  25936 X                 X
PEPSICO INC COM                             COMMON STOCK 713448108 5222988  76326 X                 X
PERRIGO CO COM                              COMMON STOCK 714290103 4128118  39682 X                 X
PFIZER INC COM                              COMMON STOCK 717081103  948900  37836 X                 X
PIMCO FDS INCOM FD ADMIN                    MUTUAL FUNDS 72201F482  356626  28853 X                 X
PIONEER STRATEGIC INCM CL Y                 MUTUAL FUNDS 723884409  206313  18290 X                 X
PPG INDS INC COM                            COMMON STOCK 693506107  259601   1918 X                 X
PRAXAIR INC COM                             COMMON STOCK 74005P104 2079003  18995 X                 X
PRECISION CASTPARTS CP COM                  COMMON STOCK 740189105  495712   2617 X                 X

PRICE T ROWE GROUP INC COM             COMMON STOCK 74144T108    699293  10739 X                 X
PRICELINE COM INC COM NEW              COMMON STOCK 741503403   2289239   3690 X                 X
PROCTER & GAMBLE CO COM                COMMON STOCK 742718109   4791880  70583 X                 X
PUTNAM CONV INCM GRWTH CL Y            MUTUAL FUNDS 746476407   1182645  57775 X                 X
PUTNAM FDS TR SPECTRM A SHAR           MUTUAL FUNDS 74676P102    393926  14622 X                 X
QUALCOMM INC COM                       COMMON STOCK 747525103   6338691 102469 X                 X
RAYTHEON CO COM NEW                    COMMON STOCK 755111507    229434   3986 X                 X
ROPER INDS INC NEW COM                 COMMON STOCK 776696106   5315701  47683 X                 X
ROYAL DUTCH SHELL PLC SPONS ADR A      COMMON STOCK 780259206    323927   4698 X                 X
SCHLUMBERGER LTD COM                   COMMON STOCK 806857108   6174367  89098 X                 X
SCHRODER SER TR EMRGMKT EQ ADV         MUTUAL FUNDS 808090740    579813  42260 X                 X
SCOTTS MIRACLE GRO CO                  COMMON STOCK 810186106   1233004  27991 X                 X
SOCIEDAD QUIMICA MINER SPON ADR SER B  COMMON STOCK 833635105    406881   7059 X                 X
SOUTHWESTERN ENERGY CO COM             COMMON STOCK 845467109   1338271  40056 X                 X
STANLEY BLACK & DECKER INC.            COMMON STOCK 854502101    387603   5240 X                 X
STERICYCLE INC COM                     COMMON STOCK 858912108    537759   5765 X                 X
STRYKER CORP COM                       COMMON STOCK 863667101    246800   4502 X                 X
TARGET CORP COM                        COMMON STOCK 87612E106    431053   7285 X                 X
TEVA PHARMACEUTCL INDS ADR             COMMON STOCK 881624209    441658  11828 X                 X
TJX COS INC NEW COM                    COMMON STOCK 872540109   7875748 185530 X                 X
TOLL BROTHERS INC COM                  COMMON STOCK 889478103    877759  27150 X                 X
UNDER ARMOUR INC CL A                  COMMON STOCK 904311107    297052   6121 X                 X
UNITED TECHNOLOGIES CP COM             COMMON STOCK 913017109    818952   9986 X                 X
V F CORP COM                           COMMON STOCK 918204108    274011   1815 X                 X
VARIAN MED SYS INC COM                 COMMON STOCK 92220P105    358013   5097 X                 X
VERIZON COMMUNICATIONS COM             COMMON STOCK 92343V104   7477186 172803 X                 X
VISA INC.                              COMMON STOCK 92826C839   9499064  62667 X                 X
WABTEC CORP COM                        COMMON STOCK 929740108   4764364  54425 X                 X
WAL MART STORES INC COM                COMMON STOCK 931142103    273261   4005 X                 X
WELLS FARGO & CO NEW COM               COMMON STOCK 949746101   5711820 167110 X                 X
WHOLE FOODS MKT INC COM                COMMON STOCK 966837106   1095743  12020 X                 X
mfusflvc.x                             MUTUAL FUNDS                   ?    186 X                 X
mfusgcma.x                             MUTUAL FUNDS                   ?     80 X                 X
mfusvtms.x                             MUTUAL FUNDS                   ?    104 X                 X
                                                              ---------
                                                              280041896
                                                              ---------
TOTAL PORTFOLIO                                               280041896
                                                              =========